ACQUISITIONS AND FORECLOSURES (Heatherwood Apartments – Inkster, Michigan) (Details) (Heatherwood Apartments - Inkster, Michigan [Member], USD $)	0 Months Ended
	Mar. 15, 2011	Feb. 18, 2012	Aug. 18, 2011
Heatherwood Apartments - Inkster, Michigan [Member]
Business Acquisition [Line Items]
Initial contract price	$ 1,600,000
Payment of acquisition fees	34,000
Acquisition fee, percentage	2.00%
Contract purchase price			1,900,000
Rental property:
Land		310,000
Buildings		1,412,000
Rental property		1,722,000
Acquired intangibles − in-place leases		178,000
Security deposit liability		(11,000)
Fair value assigned		$ 1,889,000